PENSION	12 Months Ended
Dec. 31, 2016
PENSION [Abstract]
PENSION
29.	PENSION

The Group’s pension plan includes retirement benefit obligations of $7.1 million and other employee benefit obligations of $0.2 million. The retirement benefit obligation activity is as follows:

	As of December	As of December
In millions of $	31, 2015	31, 2016

Beginning balance	-	6.5
Current service cost	2.1	2.3
Payment of severance	(0.4)	(0.7)
Transferred-in from affiliated company	6.4	1.4
Transferred-out to affiliated company	(1.4)	(1.0)
Transfer of business	-	(1.5)
Unrealized actuarial losses	-	0.3
Effect of foreign currency translation	(0.2)	(0.2)

Ending balance	6.5	7.1

Unrealized actuarial losses are recorded in “pension adjustments” in other comprehensive income.

The assumed discount rate used in the accounting of the pension plan is 3.0% and 3.1%, and the estimated salary increasing rate is 5.1% and 4.5% for the year ended December 31, 2015 and 2016, respectively.